Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	4.14301%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,868,083.94

Principal:
Principal Collections	$14,275,936.67
Prepayments in Full	$7,140,391.93
Liquidation Proceeds	$190,996.13
Recoveries	$107,874.15
Sub Total	$21,715,198.88
Collections	$23,583,282.82

Purchase Amounts:
Purchase Amounts Related to Principal	$233,275.33
Purchase Amounts Related to Interest	$1,378.41
Sub Total	$234,653.74

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,817,936.56

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	32
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,817,936.56
Servicing Fee	$314,904.13	$314,904.13	$0.00	$0.00	$23,503,032.43
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,503,032.43
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$23,503,032.43
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$23,503,032.43
Interest - Class A-3 Notes	$889,472.83	$889,472.83	$0.00	$0.00	$22,613,559.60
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$22,327,622.10
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,327,622.10
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$22,132,525.10
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,132,525.10
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$21,992,915.93
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,992,915.93
Regular Principal Payment	$20,220,026.10	$20,220,026.10	$0.00	$0.00	$1,772,889.83
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,772,889.83
Residual Released to Depositor	$0.00	$1,772,889.83	$0.00	$0.00	$0.00
Total		$23,817,936.56

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,220,026.10
Total					$20,220,026.10

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,220,026.10	$43.84	$889,472.83	$1.93	$21,109,498.93	$45.77
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$20,220,026.10	$15.37	$1,510,116.50	$1.15	$21,730,142.60	$16.52

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$193,013,996.70	0.4184585	$172,793,970.60	0.3746211
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$321,293,996.70	0.2441852	$301,073,970.60	0.2288179

Pool Information
Weighted Average APR	5.728%	5.761%
Weighted Average Remaining Term	33.45	32.78
Number of Receivables Outstanding	18,240	17,328
Pool Balance	$377,884,961.63	$355,600,079.23
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$349,988,563.73	$329,434,264.40
Pool Factor	0.2618056	0.2463662

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$26,165,814.83
Targeted Overcollateralization Amount	$54,526,108.63
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$54,526,108.63

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		62	$444,282.34
(Recoveries)		81	$107,874.15
Net Loss for Current Collection Period			$336,408.19
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0683%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.0046%
Second Prior Collection Period			1.1821%
Prior Collection Period			0.5588%
Current Collection Period			1.1007%
Four Month Average (Current and Prior Three Collection Periods)			0.9616%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,145	$12,004,907.22
(Cumulative Recoveries)			$1,724,925.94
Cumulative Net Loss for All Collection Periods			$10,279,981.28
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7122%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,596.69
Average Net Loss for Receivables that have experienced a Realized Loss			$4,792.53

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.61%	182	$5,730,237.39
61-90 Days Delinquent	0.30%	31	$1,077,561.27
91-120 Days Delinquent	0.08%	11	$292,428.25
Over 120 Days Delinquent	0.14%	14	$491,235.22
Total Delinquent Receivables	2.13%	238	$7,591,462.13

Repossession Inventory:
Repossessed in the Current Collection Period		12	$445,247.65
Total Repossessed Inventory		31	$1,093,504.58

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2889%
Prior Collection Period			0.3180%
Current Collection Period			0.3232%
Three Month Average			0.3100%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5234%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	32

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	51	$1,495,197.67
2 Months Extended	93	$2,867,637.05
3+ Months Extended	24	$687,862.85

Total Receivables Extended	168	$5,050,697.57
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer